Prepaid Expenses and Deferred Offering Costs (Details Narrative) - USD ($)	Mar. 31, 2021	Mar. 31, 2020
Prepaid expenses - short term	$ 123,575	$ 133,523
Deferred offering costs	280,163
Advertising and Marketing Services [Member]
Prepaid expenses - short term	78,000	100,000
License [Member]
Prepaid expenses - short term	9,000	10,000
Insurance Costs [Member]
Prepaid expenses - short term	$ 9,000	$ 6,000